SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of financial statement balances and amounts of the VIEs and their subsidiaries and schedule of net revenue and net income, operating, investing and financing cash flows of VIEs

	As of December 31,
	2019	2020
Assets
Current assets
Cash	730,960	1,310,269
Accounts receivable, net of allowance for doubtful accounts	858,764	1,388,128
VAT recoverable	46,817	85,760
Prepaid expenses	39,124	76,505
Other current assets	32,929	13,259
Total current assets	1,708,594	2,873,921

Property and equipment, net	2,911,727	2,760,618
Intangible assets, net	159,860	194,230
Operating lease right-of-use assets	91,329	430,525
Deferred tax assets	34,157	43,126
Restricted cash	29,508	49,905
VAT recoverable	136,011	113,684
Other non-current assets	75,873	115,315
Total assets	5,147,059	6,581,324

Liabilities
Current liabilities
Short-term borrowings and current portion of long-term borrowings	493,614	628,721
Accounts payable	181,448	194,325
Accrued expenses and other payables	160,401	152,534
Deferred revenue	68,003	90,192
Operating lease liabilities, current	31,869	50,888
Finance lease and other financing obligations, current	125,318	31,629
Total current third-party liabilities	1,060,653	1,148,289

Long-term borrowings, excluding current portion	1,335,084	1,213,020
Operating lease liabilities, non-current	66,387	361,502
Finance lease and other financing obligations, non-current	921,965	982,209
Deferred tax liabilities	76,297	91,036
Other long-term liabilities	29,950	34,281
Total third-party liabilities	3,490,336	3,830,337
Amounts due to GDS Holdings and its non-VIE subsidiaries, net	1,534,768	2,531,025
Total liabilities	5,025,104	6,361,362

	Years ended December 31,
	2018	2019	2020

Net revenue	2,712,875	4,013,561	5,453,802
Net (loss) income	(59,757)	99,857	129,254
Net cash provided by operating activities	739,848	414,424	899,132
Net cash used in investing activities	(1,063,826)	(201,995)	(278,744)
Net cash provided by (used in) financing activities	614,575	(43,547)	(20,682)

Schedule of estimated useful lives of property and equipment

Land	Remaining lease terms
Buildings	Shorter of the lease term and 30 years
Data center equipment
– Machinery	10 - 20 years
– Other equipment	3 - 5 years
Leasehold improvement	Shorter of the lease term and the estimated useful lives of the assets
Furniture and office equipment	3 - 5 years
Vehicles	5 years

Schedule of asset retirement obligations

Asset retirement obligations as of January 1, 2018	17,648
Additions	16,391
Accretion expense	1,840
Asset retirement obligations as of December 31, 2018	35,879
Additions	13,572
Accretion expense	2,990
Asset retirement obligations as of December 31, 2019	52,441
Additions	20,384
Accretion expense	4,084
Asset retirement obligations as of December 31, 2020	76,909

Schedule of weighted-average amortization period of acquired intangible assets

Customer relationships	5-15 years
Licenses	20 years

Schedule of reconciliation of total interest costs to "Interest expenses" as reported in the consolidated statements of operations

	Years ended December 31,
	2018	2019	2020

Total interest costs	749,730	1,040,898	1,402,015
Less: interest costs capitalized	(93,544)	(72,205)	(85,509)

Interest expenses	656,186	968,693	1,316,506

Schedule of cash and restricted cash deposited in major financial institutions located in PRC, Hong Kong SAR, US and Singapore

	RMB	USD	HKD	JPY	EUR	SGD
In PRC	3,528,438	1,337,547	—	—	—	—
In Hong Kong SAR	25,986	511,405	185,909	35,821	146	—
In US	—	10,271	—	—	—	—
In Singapore	—	97,757	—	—	—	1,927
Total in original currency	3,554,424	1,956,980	185,909	35,821	146	1,927
RMB equivalent	3,554,424	12,769,100	156,461	2,265	1,175	9,504